UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name: 		 Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		       Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	 	David C. Siphron
Title:		President / CEO
Phone:		310-858-7281
Signature, Place, and Date of Signing:

David C. Siphron   Beverly Hills, California  	August 13, 1999

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  1126948


NAME OF ISSUER       Class  Cusip    Value     Quantity SH/ PUT/ INV   OTH VTG
                                     (x$1000)  of Shs   PRN CALL DSCRN MGR AUT
-------------------  ---- ---------  -------   ------- ---- ---- ----- --- ----
Abbott Laboratories  COM  002824100	 38,868		  856,600	SH    N/A SOLE  N/A SOLE
American Express     COM  025816109  65,076    500,100	SH        SOLE      SOLE
American Int'l Group COM  026874107  36,758    313,500	SH        SOLE      SOLE
Bristol-Myers Squibb COM  110122108  29,629    420,650	SH        SOLE      SOLE
Campbell Soup        COM  134429109  15,814    341,015	SH        SOLE      SOLE
Chase Manhattan      COM  16161A108  37,865    437,744	SH        SOLE      SOLE
Clorox Co.           COM  189054109  45,288    424,000	SH        SOLE      SOLE
Coca-Cola            COM  191216100  53,528    863,350	SH        SOLE      SOLE
Eastman Kodak        COM  277461109  16,097    237,598	SH        SOLE      SOLE
Electronic Data Sys. COM  285661104  41,897    739,900	SH        SOLE      SOLE
Gannett Co.          COM  364730101  26,430    370,300	SH        SOLE      SOLE
Gillette             COM  375766102  39,360    960,000	SH        SOLE      SOLE
Hershey Foods        COM  427866108  39,170    659,700	SH        SOLE      SOLE
Hewlett-Packard      COM  428236103  37,105    369,200	SH        SOLE      SOLE
Intel Corp.          COM  458140100  42,838    719,964	SH        SOLE      SOLE
Johnson & Johnson    COM  478160104  61,211    624,600	SH        SOLE      SOLE
Lilly (Eli)          COM  532457108  27,295    381,090	SH        SOLE      SOLE
McDonald's Corp.     COM  580135101  56,544  1,374,920 SH	       SOLE      SOLE
Merck & Co.          COM  589331107  46,410    630,360	SH        SOLE      SOLE
Microsoft Corp.      COM  594918104  58,036    643,500 SH        SOLE      SOLE
Minnesota Mining     COM  604059105  41,246    474,430 SH        SOLE      SOLE
N.Y. Times Co.       COM  650111107  14,163    384,740 SH        SOLE      SOLE
NIKE, Inc. 'B'       COM  654106103  37,404    590,200	SH        SOLE      SOLE
Pfizer, Inc.         COM  717081103  35,414    324,900	SH        SOLE      SOLE
Quaker Oats          COM  747402105  38,730    583,500	SH        SOLE      SOLE
Schwab (Charles)     COM  808513105  68,825    631,425	SH        SOLE      SOLE
Wells Fargo          COM  949746101  38,531    901,300	SH        SOLE      SOLE
Wrigley (Wm.) Jr.    COM 	982526105  37,416    419,520	SH        SOLE      SOLE